Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 90,794	$ 28,679	$ 30,879
Acquisition of fuboTV Pre-Merger		65,613
Income tax benefit (associated with the amortization of intangible assets)	(16,071)	(3,498)	(1,038)
Deconsolidation of Nexway			(1,162)
Measurement period adjustment	(65,295)
Ending balance	$ 9,428	$ 90,794	$ 28,679